Rental Expense and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rental Expense and Lease Commitments
Rental expense	$ 1,836	$ 1,727	$ 1,677
Operating lease commitments:
Gross minimum rental commitments (including vacant space below) for 2012	1,562
Gross minimum rental commitments (including vacant space below) for 2013	1,324
Gross minimum rental commitments (including vacant space below) for 2014	1,000
Gross minimum rental commitments (including vacant space below) for 2015	689
Gross minimum rental commitments (including vacant space below) for 2016	443
Gross minimum rental commitments (including vacant space below) beyond 2016	613
Vacant space commitments for 2012	29
Vacant space commitments for 2013	10
Vacant space commitments for 2014	9
Vacant space commitments for 2015	7
Vacant space commitments for 2016	3
Vacant space commitments, beyond 2016	1
Sublease income commitments for 2012	29
Sublease income commitments for 2013	14
Sublease income commitments for 2014	9
Sublease income commitments for 2015	5
Sublease income commitments for 2016	4
Sublease income commitments beyond 2016	8
Capital Leases
Capital lease commitments for 2012	19
Capital lease commitments for 2013	28
Capital lease commitments for 2014	13
Capital lease commitments for 2015	14
Capital lease commitments for 2016	7
Capital lease commitments beyond 2016	$ 5